Revenue from sales and energy purchases	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue from sales and energy purchases

Note	9 | Revenue from sales and energy purchases

We provide below a brief description of the main services provided by the Company:

Sales of electricity

Small demand segment: Residential use and public lighting (T1)	Relates to the highest demand average recorded over 15 consecutive minutes that is less than 10 kilowatts. In turn, this segment is subdivided into different residential categories based on consumption. This segment also includes a category for public lighting. Users are categorized by the Company according to their consumption.
Medium demand segment: Commercial and industrial customers (T2)	Relates to the highest demand average recorded over 15 consecutive minutes that is equal to or greater than 10 Kilowatts but less than 50 Kilowatts. The Company agrees with the user the supply capacity.
Large demand segment (T3)	Relates to the highest demand average recorded over 15 consecutive minutes that is greater than 50 Kilowatts. In turn, this segment is subdivided into categories according to the supply voltage -low, medium or high-, from voltages of up to 1 Kilovolt to voltages greater than 66 Kilovolts.
Other: (Shantytowns/ Wheeling system)	Revenue is recognized to the extent that a renewal of the Framework Agreement has been formalized for the period in which the service was rendered. In the case of the service related to the Wheeling system, revenue is recognized when the Company allows third parties (generators and large users) to access to the available transmission capacity within its distribution system upon payment of a wheeling fee.

The KWh price relating to the Company’s sales of electricity is determined by the ENRE by means of the periodic publication of electricity rate schedules (Note 2.b), for those distributors that are regulated by the aforementioned Regulatory Authority, based on the rate setting and adjustment process set forth in the Concession Agreement.

Other services

Right of use of poles	Revenue is recognized to the extent that the rental value of the right of use of the poles used by the Company’s electricity network has been agreed upon for the benefit of third parties.
Connection and reconnection charges	Relate to revenue accrued for the carrying out of the electricity supply connection of new customers or the reconnection of already existing users.

Energy purchases

Energy purchase	The Company bills its users the cost of its purchases of energy, which includes charges for purchases of energy and power. The Company purchases electric power at seasonal prices approved by the SE. The price of the Company’s electric power represents transmission costs and other regulatory charges.
Energy losses	Energy losses are equivalent to the difference between energy purchased and energy sold. These losses can be classified into technical and non-technical losses. Technical losses represent the energy lost during transmission and distribution within the network as a consequence of the natural heating of the conductors and transformers that carry electricity from power generation plants to users. Non-technical losses represent the remainder of the Company’s energy losses and are mainly due to the illegal use of its services or the theft of energy. Energy losses require that the Company purchase additional energy in order to meet the demand and its Concession Agreement allows it to recover from its users the cost of these purchases up to a loss factor specified in its concession for each rate category. The current loss factor recognized in the electricity rate by virtue of its concession amounts to approximately 9.1%.

	12.31.23		12.31.22		12.31.21
	GWh	$	GWh	$	GWh	$
Sales of electricity
Small demand segment: Residential use and public lighting (T1)	13,585	417,487	13,052	351,439	12,373	405,529
Medium demand segment: Commercial and industrial (T2)	1,552	78,638	1,529	65,506	1,447	73,705
Large demand segment (T3)	3,680	174,939	3,714	191,177	3,492	173,070
Other: (Shantytowns/Wheeling system)	4,721	26,682	4,531	29,023	4,398	31,496
Subtotal - Sales of electricity	23,538	697,746	22,826	637,145	21,710	683,800

Other services
Right of use of poles		2,934		3,472		4,257
Connection and reconnection charges		418		377		445
Subtotal - Other services		3,352		3,849		4,702

Total - Revenue		701,098		640,994		688,502

	12.31.23		12.31.22		12.31.21
	GWh	$	GWh	$	GWh	$

Energy purchases (1)	27,676	(458,944)	27,158	(446,030)	26,373	(423,413)

(1)	As of December 31, 2023, 2022 and 2021, includes technical and non-technical energy losses for 4,138 GWh, 4,332 GWh and 4,663 GWh, respectively.